Unaudited Interim Condensed Consolidated Statements Of Comprehensive Income (Parenthetical)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Class A Ordinary Shares
Number of American depositary shares (ADSs) representing one Class A ordinary share	10	10	10	10